Accumulated Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

8. Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) is defined as the change in stockholders’ equity from all transactions other than those with stockholders, and is comprised of net income and other comprehensive income (loss). The Company’s significant items of accumulated other comprehensive income (loss) are pension and other benefits, net unrealized gains or losses on investment securities and net unrealized gains or losses on cash flow derivative hedges. Changes in accumulated other comprehensive income (loss) for the three and nine months ended September 30, 2016 and 2015 are presented below:

		Income
		Tax
Three Months Ended September 30, 2016	Pre-tax	Benefit	Net of
(dollars in thousands)	Amount	(Expense)	Tax
Accumulated other comprehensive loss at June 30, 2016	$(8,644)	$3,417	$(5,227)
Investment securities:
Unrealized net losses arising during the period	(9,925)	3,920	(6,005)
Reclassification of net gains to net income:
Investment securities gains, net	(30)	12	(18)
Net change in unrealized losses on investment securities	(9,955)	3,932	(6,023)
Cash flow derivative hedges:
Unrealized net gains on cash flow derivative hedges arising during the period	1,545	(610)	935
Net change in unrealized gains on cash flow derivative hedges	1,545	(610)	935
Other comprehensive loss	(8,410)	3,322	(5,088)
Accumulated other comprehensive loss at September 30, 2016	$(17,054)	$6,739	$(10,315)

		Income
		Tax
Nine Months Ended September 30, 2016	Pre-tax	Benefit	Net of
(dollars in thousands)	Amount	(Expense)	Tax
Accumulated other comprehensive loss at December 31, 2015	$(84,722)	$33,463	$(51,259)
Pension and other benefits:
Change due to the Reorganization Transactions	(78)	32	(46)
Net change in pension and other benefits	(78)	32	(46)
Investment securities:
Unrealized net gains arising during the period	92,590	(36,573)	56,017
Reclassification of net gains to net income:
Investment securities gains, net	(25,761)	10,176	(15,585)
Net change in unrealized gains on investment securities	66,829	(26,397)	40,432
Cash flow derivative hedges:
Unrealized net gains on cash flow derivative hedges arising during the period	917	(359)	558
Net change in unrealized gains on cash flow derivative hedges	917	(359)	558
Other comprehensive income	67,668	(26,724)	40,944
Accumulated other comprehensive loss at September 30, 2016	$(17,054)	$6,739	$(10,315)

		Income
		Tax
Three Months Ended September 30, 2015	Pre-tax	Benefit	Net of
(dollars in thousands)	Amount	(Expense)	Tax
Accumulated other comprehensive loss at June 30, 2015	$(74,979)	$29,612	$(45,367)
Investment securities:
Unrealized net gains arising during the period	22,369	(8,835)	13,534
Reclassification of net gains to net income:
Investment securities gains, net	(4,131)	1,633	(2,498)
Net change in unrealized gains on investment securities	18,238	(7,202)	11,036
Cash flow derivative hedges:
Unrealized net losses on cash flow derivative hedges arising during the period	(819)	324	(495)
Net change in unrealized losses on cash flow derivative hedges	(819)	324	(495)
Other comprehensive income	17,419	(6,878)	10,541
Accumulated other comprehensive loss at September 30, 2015	$(57,560)	$22,734	$(34,826)

		Income
		Tax
Nine Months Ended September 30, 2015	Pre-tax	Benefit	Net of
(dollars in thousands)	Amount	(Expense)	Tax
Accumulated other comprehensive loss at December 31, 2014	$(85,048)	$33,591	$(51,457)
Investment securities:
Unrealized net gains arising during the period	43,488	(17,178)	26,310
Reclassification of net gains to net income:
Investment securities gains, net	(14,993)	5,923	(9,070)
Net change in unrealized gains on investment securities	28,495	(11,255)	17,240
Cash flow derivative hedges:
Unrealized net losses on cash flow derivative hedges arising during the period	(550)	217	(333)
Reclassification of net gains to net income:
Other noninterest expense	(457)	181	(276)
Net change in unrealized losses on cash flow derivative hedges	(1,007)	398	(609)
Other comprehensive income	27,488	(10,857)	16,631
Accumulated other comprehensive loss at September 30, 2015	$(57,560)	$22,734	$(34,826)

The following table summarizes changes in accumulated other comprehensive loss, net of tax, for the periods indicated:

			Unrealized	Total
	Pensions	Unrealized	Gains	Accumulated
	and	Gains (Losses)	(Losses) on	Other
	Other	on Investment	Cash Flow	Comprehensive
(dollars in thousands)	Benefits	Securities	Derivative Hedges	Loss
Three Months Ended September 30, 2016
Balance at beginning of period	$(26,929)	$21,349	$353	$(5,227)
Other comprehensive income (loss)	—	(6,023)	935	(5,088)
Balance at end of period	$(26,929)	$15,326	$1,288	$(10,315)

Nine Months Ended September 30, 2016
Balance at beginning of period	$(26,883)	$(25,106)	$730	$(51,259)
Other comprehensive income (loss)	(46)	40,432	558	40,944
Balance at end of period	$(26,929)	$15,326	$1,288	$(10,315)

Three Months Ended September 30, 2015
Balance at beginning of period	$(35,869)	$(9,329)	$(169)	$(45,367)
Other comprehensive income (loss)	—	11,036	(495)	10,541
Balance at end of period	$(35,869)	$1,707	$(664)	$(34,826)

Nine Months Ended September 30, 2015
Balance at beginning of period	$(35,869)	$(15,533)	$(55)	$(51,457)
Other comprehensive income (loss)	—	17,240	(609)	16,631
Balance at end of period	$(35,869)	$1,707	$(664)	$(34,826)

12. Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) is defined as the change in equity from all transactions other than those with stockholders, and is comprised of net income and other comprehensive income (loss). The Company’s significant items of accumulated other comprehensive income (loss) are pension and other benefits, net unrealized gains or losses on securities available for sale and net unrealized gains or losses on cash flow derivative hedges.

Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2015 and 2014 are presented below:

		Income Tax
	Pre‑tax	Benefit	Net of
(dollars in thousands)	Amount	(Expense)	Tax
Accumulated other comprehensive loss at December 31, 2013	$(75,640)	$29,875	$(45,765)
Year ended December 31, 2014:
Pension and other benefits:
Net actuarial losses arising during the year	(34,877)	13,776	(21,101)
Prior service cost	2,196	(867)	1,329
Amortization of net loss included in net income	5,163	(2,039)	3,124
Net change in pension and other benefits	(27,518)	10,870	(16,648)
Securities available for sale:
Unrealized net losses arising during the year	(1,308)	517	(791)
Reclassification of net realized gains on securities available for sale included in net income	20,822	(8,225)	12,597
Net change in unrealized gains on securities available for sale	19,514	(7,708)	11,806
Cash flow derivative hedges:
Unrealized net losses on cash flow derivative hedges arising during the year	(1,404)	554	(850)
Net change in unrealized gains on cash flow derivative hedges	(1,404)	554	(850)
Other comprehensive loss	(9,408)	3,716	(5,692)
Accumulated other comprehensive loss at December 31, 2014	$(85,048)	$33,591	$(51,457)
Year ended December 31, 2015:
Pension and other benefits:
Net actuarial gains arising during the year	$5,322	$(2,102)	$3,220
Prior service credit	(429)	169	(260)
Amortization of net loss included in net income	9,960	(3,934)	6,026
Net change in pension and other benefits	14,853	(5,867)	8,986
Securities available for sale:
Unrealized net losses arising during the year	(3,503)	1,384	(2,119)
Reclassification of net realized gains on securities available for sale included in net income	(12,321)	4,867	(7,454)
Net change in unrealized losses on securities available for sale	(15,824)	6,251	(9,573)
Cash flow derivative hedges:
Unrealized net gains on cash flow derivative hedges arising during the year	1,684	(665)	1,019
Reclassification of net realized losses included in net income	(387)	153	(234)
Net change in unrealized gains on cash flow derivative hedges	1,297	(512)	785
Other comprehensive income	326	(128)	198
Accumulated other comprehensive loss at December 31, 2015	$(84,722)	$33,463	$(51,259)

The following table summarizes changes in accumulated other comprehensive loss, net of tax:

			Unrealized Gains	Total
		Unrealized Gains	(Losses) on	Accumulated
		(Losses) on	Cash Flow	Other
	Pension and	Securities	Derivative	Comprehensive
(dollars in thousands)	Other Benefits	Available for Sale	Hedges	Loss
Balance, December 31, 2013	$(19,221)	$(27,339)	$795	$(45,765)
Other comprehensive income (loss)	(16,648)	11,806	(850)	(5,692)
Balance, December 31, 2014	(35,869)	(15,533)	(55)	(51,457)
Other comprehensive income (loss)	8,986	(9,573)	785	198
Balance, December 31, 2015	$(26,883)	$(25,106)	$730	$(51,259)

At December 31, 2015 and 2014, there were no non‑credit other‑than‑temporary impairment losses on securities available for sale.